Concentrations and Risks	6 Months Ended
Sep. 30, 2025
Concentrations and Risks [Abstract]
CONCENTRATIONS AND RISKS

22. CONCENTRATIONS AND RISKS

Credit risk

Bank balances

The Company believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Company’s Hong Kong subsidiaries is located.

Cash segregated for regulatory purpose is deposited in financial institutions as required by the Hong Kong Securities and Futures Ordinance. These financial institutions are of sound credit ratings and hence management believes that there is no significant credit risk related to cash held for regulatory purpose.

Receivables from customers

The Company’s securities trading activities are transacted on either a cash or margin basis. The Company’s credit risk is limited because substantially all of the contracts entered into are settled directly at securities clearing organizations. In margin transactions, the Company extends credit to customers subject to various regulatory and internal margin requirements, collateralized by cash and securities in the customers’ account. IPO loans are exposed to credit risk from customers who fail to repay the loans upon IPO stock allotment. The Company monitors the customers’ collateral level and has the right to dispose of the newly allotted stocks once the stocks first start trading. No IPO loans are outstanding as of September 30, 2025 and March 31, 2025.

In connection with its clearing activities, the Company is obligated to settle transactions with brokers and other financial institutions even if its customers fail to meet their obligations to the Company. Customers are required to complete their transactions by the settlement date, generally two business days after the trade date. If customers do not fulfil their contractual obligations, the Company may incur losses. The Company has established procedures to reduce this risk by generally requiring customers to deposit sufficient cash and/or securities into their account prior to placing an order.

Other current assets

The Company is exposed to risk from other current assets. These assets are subject to credit evaluations. An allowance, where applicable, is made for estimated unrecoverable amounts that have been determined by reference to past default experience and the current economic environment.

Concentration of credit risk

The Company’s exposure to credit risk associated with its brokerage and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes.

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the six months ended September 30,
	2025	2025	2024	2024
	$’000%		$’000%
Customer A	*	*	317	30%
Customer B - a related party	*	*	301	29%
Customer C	*	*	199	19%
Customer D	1,000	17%	*	*
Customer E	1,000	17%	*	*
Customer F	1,787	31%	*	*
Customer G	1,044	18%	*	*

*	Less than 10% of total revenue

Details of the customers accounting for 10% or more of total receivables from customers are as follows:

	As of September 30, 2025		As of March 31, 2025
	$’000%		$’000%
Customer B - a related party	247	4%	42	22%
Customer D	1,000	16%	*	*
Customer E	1,000	16%	*	*
Customer F	1,787	29%	*	*
Customer G	1,044	17%	*	*
Customer H	*	*	99	52%
Customer I	*	*	41	21%

*	Less than 10% of total receivables

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of September 30, 2025		As of March 31, 2025
	$’000	%	$’000	%
Customer J	1,567	24%	1,568	31%
Customer K	1,404	22%	1,404	28%
Customer L	657	10%	655	13%

Details of the suppliers accounting for 10% or more of total virtual asset service costs are as follows:

	As of September 30, 2025		As of March 31, 2025
	$’000%		$’000%
Supplier A	1,733	35%	-	-
Supplier B	1,002	20%	-	-
Supplier C	970	20%	-	-
Supplier D	960	20%	-	-

Details of the suppliers accounting for 10% or more of total payables to virtual asset service providers are as follows:

	As of September 30, 2025		As of March 31, 2025
	$’000%		$’000%
Supplier A	1,733	35%	-	-
Supplier B	1,002	20%	-	-
Supplier C	970	20%	-	-
Supplier D	960	20%	-	-

The disclosure of customers represents separate and distinct customers and there are no customers listed that also comprise a significant percentage of either the Company’s revenues or receivables or payables for any year or period presented.

Currency risk

Currency risk arises from the possibility that fluctuations in foreign exchange rates will impact the financial instruments. The Company is not exposed to significant transactional foreign currency risk since almost all of its transactions, assets and liabilities are denominated in HKD which is the functional currency of the operating subsidiaries.

Market and geographic risk

The Company’s major operations are conducted in Hong Kong. Accordingly, the political, economic, and legal environments in Hong Kong, as well as the general state of Hong Kong’s economy may influence the Company’s business, financial condition, and results of operations.